Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of Capital and Reserve [line items]
Common shares outstanding	450,271,489	449,832,574	449,458,394	448,946,246	448,270,578	447,771,433
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	450,271,489		449,458,394
Common shares outstanding	450,271,489		449,458,394